SCHEDULE OF ALLOWANCE FOR ACCOUNTS RECEIVABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance as of the beginning of year	$ 1,428,805	$ 407,480
Additions charged to credit losses		1,428,805	$ 29,287
Effect of disposal subsidiaries		(407,480)
Translation adjustments	62,562
Balance as of the end of year	$ 1,491,367	$ 1,428,805	$ 407,480